Supplemental Guarantors Consolidating Condensed Financial Information - (Narrative) (Details) (Senior Notes [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 20, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 14, 2007
9.75% Senior Notes [Member]
Interest rate of senior notes	9.75%		9.75%	9.75%	9.75%	9.75%	9.75%
Principal amount		$ 275.0	$ 275.0				$ 400.0
9½% Senior Notes [Member]
Interest rate of senior notes	9.50%	9.50%
Principal amount		$ 250.0